Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2017	2018
Trade and other receivables	37,284	58,315
Other assets*	15,535	17,100
Term deposits	95,673	202,335
Cash and cash equivalents (except cash in hand)	101,616	187,519
Total	250,108	465,269

*Other assets mainly includes receivable from related party of USD 17,100 (March 31, 2017: USD 15,100) (refer note 23 and 25). The Group does not expect the related party to fail in meeting its obligations. The maximum exposure to credit risk is represented by the carrying amount of this financial asset.

The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

	As at March 31
Particulars	2017	2018
India	27,692	46,006
Thailand	3,994	5,475
Malaysia	803	609
Singapore	2,001	1,692
Netherlands	65	11
Others	2,729	4,522
Total	37,284	58,315

The maximum exposure to credit risk for trade and other receivables and term deposits at the reporting date by type of counterparty was:

	As at March 31
Particulars	2017	2018
Airlines	13,556	26,365
Retail customers	7,047	4,092
Corporate customers	6,983	18,231
Deposit with hotels and others	7,576	6,704
Term deposits with bank	95,673	202,335
Others	2,122	2,923
Total	132,957	260,650

Summary of Age of Trade and Other Receivables and Term Deposits

The age of trade and other receivables and term deposits at the reporting date was:

	As at March 31
	2017		2018
Particulars	Gross	Impairment	Gross	Impairment
Not past due	124,596	—	245,249	—
Past due 0-30 days	4,287	—	5,161	—
Past due 30-120 days	2,919	—	5,968	—
More than 120 days	3,699	2,544	5,851	1,579
Total	135,501	2,544	262,229	1,579

Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables

The movement in the allowance for doubtful debts in respect of trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2017	2018
Balance at the beginning of the year	1,515	2,544
Acquisition through business combination	182	—
Allowance for doubtful debts	973	150
Amounts written off against the allowance	(145)	(1,102)
Effects of movement in exchange rate	19	(13)
Balance at the end of the year	2,544	1,579

Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2017

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 - 12 months	1 - 2 years	2 - 5 years	More than 5 years
Secured bank loans	749	(890)	(146)	(142)	(262)	(337)	(3)
Trade and other payables	78,746	(78,746)	(78,746)	—	—	—	—
Other liabilities	5,518	(5,518)	(5,518)	—	—	—	—
Total	85,013	(85,154)	(84,410)	(142)	(262)	(337)	(3)

Notes: *	Represents undiscounted cash flows of interest and principal

As at March 31, 2018

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 - 12 months	1 - 2 years	2 - 5 years	More than 5 years
Secured bank loans	652	(756)	(143)	(136)	(214)	(254)	(9)
Trade and other payables	117,826	(117,826)	(117,826)	—	—	—	—
Other liabilities	6,180	(6,300)	(5,116)	(585)	(599)	—	—
Total	124,658	(124,882)	(123,085)	(721)	(813)	(254)	(9)

__________________

Notes: *	Represents undiscounted cash flows of interest and principal

Summary of Currency Risk

The Group’s exposure to foreign currency risk was based on the following amounts as at the reporting dates (in equivalent USD):

Between USD and INR

	As at March 31
Particulars	2017	2018
Trade and other receivables	7,806	11,163
Trade and other payables	(65,427)	(99,176)
Cash and cash equivalents	83	1,279
Net exposure	(57,538)	(86,734)

Between EUR and USD

	As at March 31
Particulars	2017	2018
Trade and other receivables	416	—
Trade and other payables	(737)	(485)
Cash and cash equivalents	16	19
Net exposure	(305)	(466)

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
			As at March 31
USD	2016-17	2017-18	2017	2018
INR 1	0.0149	0.0155	0.0154	0.0154
EUR 1	1.0975	1.1705	1.0682	1.2324

Sensitivity Analysis of Exchange Rate

This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant.

	For the year ended March 31
Particulars	2017	2018
10% strengthening of USD against INR	(5,480)	(8,260)
10% strengthening of EUR against USD	(29)	(44)

Summary of Interest-Bearing Financial instruments

At the reporting date the interest rate profile of the Group’s interest-bearing financial instruments was as follows:

	As at March 31
Particulars	2017	2018
Fixed rate instruments
Financial assets
Term deposits	95,673	202,335
Term deposits included in Cash and cash equivalents*	20,006	80,157
Financial liabilities
Secured bank loans	(749)	(652)
	114,930	281,840

*	Total cash and cash equivalents: USD 187,647 (March 31, 2017 : USD 101,704)

Summary of Fair Values of Financial Assets and Liabilities

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	As at March 31, 2017		As at March 31, 2018
Particulars	Carrying amount	Fair value	Carrying amount	Fair value
Assets carried at fair value (Available for sale)
Other investments	5,791	5,791	6,071	6,071
Receivable from related party	15,100	15,100	17,100	17,100
	20,891	20,891	23,171	23,171
Assets carried at amortised cost
(Loans and receivables)
Trade and other receivables	37,284	37,284	58,315	58,315
Term deposits	95,673	95,673	202,335	202,335
Cash and cash equivalents	101,704	101,704	187,647	187,647
Other assets	435	435	—	—
(Held-to-maturity)
Other investments	—	—	99	99
	235,096	235,096	448,396	448,396
Liabilities carried at amortized cost
(Other financial liabilities)
Secured bank loans	749	749	652	652
Trade and other payables	78,746	78,746	117,826	117,826
Employee related payables	5,514	5,514	6,180	6,180
Other liabilities	4	4	—	—
	85,013	85,013	124,658	124,658

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2018
Particulars	Level 1	Level 2	Level 3	Total
Other investments	—	—	6,071	6,071
Receivable from related party	—	—	17,100	17,100
Total Assets	—	—	23,171	23,171

	As at March 31, 2017
Particulars	Level 1	Level 2	Level 3	Total
Other investments	—	—	5,791	5,791
Receivable from related party	—	—	15,100	15,100
Total Assets	—	—	20,891	20,891

Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy

The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2018
Particulars	Other investments	Receivable from related party
Opening balances	5,791	15,100
Total gains and losses recognized in:
—other comprehensive income	280	2,000
Closing balances	6,071	17,100

	As at March 31, 2017
Particulars	Other investments	Separable embedded derivative	Receivable from related party
Opening balances	6,690	61,929	—
Acquired through business combination	—	—	15,010
Total gains and losses recognized in:
—(profit) or loss	—	(42,427)	—
—other comprehensive income (loss)	(899)	—	90
Conversion of notes into ordinary shares	—	(19,502)	—
during the year (refer note 28)
Closing balances	5,791	—	15,100

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.

Forecast annual revenue growth rate : 15% - 137%

(March 31, 2017: 22% - 183%)

Forecast EBITDA margin:

(31%) - 17%

(March 31, 2017: (18%) - 39%)

Risk adjusted discount rate: 17.0% (March 31, 2017: 19.0%)

The estimated fair value would increase (decrease) if :

- the annual revenue growth rate were higher (lower)

- the EBITDA margin were higher (lower)

- the risk adjusted discount rate were lower (higher)

Receivable from related party	Binomial Lattice Model and Discounted Cash Flow method: The valuation model considers the discount rate, expected term, volatility, and equity value.	Risk free rate: 2.5% (March 31, 2017: 1.9%) Volatility : 35.60% (March 31, 2017: 41.40%) Equity value: USD 72,720 (March 31, 2017: USD 71,500)	The estimated fair value would increase (decrease) if : • the volatility were lower (higher) • the equity value were higher (lower)

Summary of Financial Instruments Not Measured at Fair Value	Financial Instruments not measured at fair value:
Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Summary of Sensitivity Analysis for Other Investments

For the fair values of other investments, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2018
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	364	(356)
EBITDA Margin	144	(144)
Risk adjusted discount rate	(624)	738

	For the year ended March 31, 2017
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	195	(191)
EBITDA Margin	80	(80)
Risk adjusted discount rate	(370)	426

Summary of Receivable from Related Party

For the fair values of receivables from related party, reasonably possible changes of 500 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2018
	Other Comprehensive Income
	Increase	Decrease
Volatility	(100)	100
Equity value	700	(700)

	For the year ended March 31, 2017
	Other Comprehensive Income
	Increase	Decrease
Volatility	(200)	200
Equity value	400	(400)